Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($)
Minimum
Derivative [Line Items]
Variable interest rate on debt	0.30%
Maximum
Derivative [Line Items]
Variable interest rate on debt	3.25%
Interest rate swap agreements
Derivative [Line Items]
Fair Value / Carrying Amount of (Liability)	$ (24,751)
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Principal Amount	30,000
Fair Value / Carrying Amount of (Liability)	$ (707)
Weighted- Average Remaining Term (Years)	9 months 18 days
Fixed Interest Rate	4.90%
U.S. Dollar-denominated interest rate swaps 2 | LIBOR
Derivative [Line Items]
Principal Amount	$ 131,250
Fair Value / Carrying Amount of (Liability)	$ (13,671)
Weighted- Average Remaining Term (Years)	10 years 3 months 18 days
Fixed Interest Rate	5.20%
U.S. Dollar-denominated interest rate swaps 3 | LIBOR
Derivative [Line Items]
Principal Amount	$ 32,134
Fair Value / Carrying Amount of (Liability)	$ 70
Weighted- Average Remaining Term (Years)	2 years 9 months 18 days
Fixed Interest Rate	2.80%
U.S. Dollar-denominated interest rate swaps 4 | LIBOR
Derivative [Line Items]
Principal Amount	$ 341,097
Fair Value / Carrying Amount of (Liability)	$ (6,908)
Weighted- Average Remaining Term (Years)	2 years 3 months 18 days
Fixed Interest Rate	3.40%
U.S. Dollar-denominated interest rate swaps 5 | LIBOR
Derivative [Line Items]
Principal Amount	$ 93,167
Fair Value / Carrying Amount of (Liability)	$ 333
Weighted- Average Remaining Term (Years)	3 months 18 days
Fixed Interest Rate	1.70%
U.S. Dollar-denominated interest rate swaps 6 | LIBOR
Derivative [Line Items]
Principal Amount	$ 186,756
Fair Value / Carrying Amount of (Liability)	$ 7,550
Weighted- Average Remaining Term (Years)	8 years 2 months 12 days
Fixed Interest Rate	2.30%
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	$ 89,873
Fair Value / Carrying Amount of (Liability)	$ (11,418)
Weighted- Average Remaining Term (Years)	4 years 10 months 24 days
Fixed Interest Rate	3.80%